Condensed Consolidated Balance Sheets - CHF (SFr) SFr in Thousands	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	SFr 2,490	SFr 2,651
Right-of-use assets	4,926	5,437
Intangible asset	50,416	50,416
Long-term financial assets	584	415
Total non-current assets	58,416	58,919
Current assets
Prepaid expenses	2,542	4,302
Accrued income	510	1,099
Other current receivables	1,621	1,104
Short-term financial assets	101,413	129,214
Cash and cash equivalents	25,722	36,275
Total current assets	131,808	171,994
Total assets	190,224	230,913
Shareholders' equity
Share capital	2,236	2,226
Share premium	479,680	478,506
Treasury shares	(218)	(218)
Currency translation differences	4	(5)
Accumulated losses	(406,959)	(368,239)
Total shareholders' equity	74,743	112,270
Non-current liabilities
Long-term deferred contract revenue	3,596	4,560
Long-term lease liabilities	3,880	4,401
Net employee defined benefit liabilities	9,036	8,844
Total non-current liabilities	16,512	17,805
Current liabilities
Trade and other payables	2,729	2,658
Accrued expenses	11,476	12,098
Short-term deferred contract revenue	83,725	85,056
Short-term lease liabilities	1,039	1,026
Total current liabilities	98,969	100,838
Total liabilities	115,481	118,643
Total shareholders' equity and liabilities	SFr 190,224	SFr 230,913